Intangible assets	9 Months Ended
Sep. 30, 2021
Intangible assets

11 Intangible assets

			Sep/2021			Dec/2020
		Accumulated			Accumulated
	Cost	amortization	Net	Cost	amortization	Net

Goodwill	3,187,678	(1,128,804)	2,058,874	3,187,678	(1,128,804)	2,058,874
Trademarks and patents	504,428	(223,752)	280,676	499,515	(214,455)	285,060
Software and use rights	1,082,087	(733,537)	348,550	1,010,201	(683,157)	327,044
Contracts with customers and suppliers	392,246	(251,045)	141,201	392,246	(234,533)	157,713
Total	5,166,439	(2,337,138)	2,829,301	5,089,640	(2,260,949)	2,828,691

Based on Management’s assessment, there were no events indicating that the carrying amount exceeds its recoverable amount on September 30, 2021.